Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.73894%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$585,631.52

Principal:
Principal Collections	$11,591,936.51
Prepayments in Full	$4,056,554.41
Liquidation Proceeds	$104,481.87
Recoveries	$72,330.66
Sub Total	$15,825,303.45
Collections	$16,410,934.97

Purchase Amounts:
Purchase Amounts Related to Principal	$376,030.85
Purchase Amounts Related to Interest	$1,763.97
Sub Total	$377,794.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,788,729.79

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,788,729.79
Servicing Fee	$155,320.86	$155,320.86	$0.00	$0.00	$16,633,408.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,633,408.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,633,408.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,633,408.93
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,633,408.93
Interest - Class A-4 Notes	$66,079.02	$66,079.02	$0.00	$0.00	$16,567,329.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,567,329.91
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$16,473,370.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,473,370.91
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$16,405,505.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,405,505.49
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$16,322,285.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,322,285.91
Regular Principal Payment	$15,572,068.28	$15,572,068.28	$0.00	$0.00	$750,217.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$750,217.63
Residual Released to Depositor	$0.00	$750,217.63	$0.00	$0.00	$0.00
Total		$16,788,729.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,572,068.28
Total					$15,572,068.28
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,572,068.28	$117.45	$66,079.02	$0.50	$15,638,147.30	$117.95
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$15,572,068.28	$8.29	$311,123.02	$0.17	$15,883,191.30	$8.46

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$50,186,593.73	0.3785096	$34,614,525.45	0.2610644
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$179,156,593.73	0.0953285	$163,584,525.45	0.0870427

Pool Information
Weighted Average APR	3.599%	3.621%
Weighted Average Remaining Term	20.06	19.38
Number of Receivables Outstanding	24,525	23,366
Pool Balance	$186,385,032.55	$170,068,957.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$179,156,593.73	$163,584,525.45
Pool Factor	0.0960056	0.0876013

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$6,484,431.59
Targeted Overcollateralization Amount	$6,484,431.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,484,431.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$187,071.87
(Recoveries)		216	$72,330.66
Net Loss for Current Collection Period			$114,741.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7387%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3412%
Second Prior Collection Period			0.9031%
Prior Collection Period			0.7904%
Current Collection Period			0.7726%
Four Month Average (Current and Prior Three Collection Periods)			0.7018%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,518	$18,273,354.89
(Cumulative Recoveries)			$3,523,651.40
Cumulative Net Loss for All Collection Periods			$14,749,703.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7597%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,803.52
Average Net Loss for Receivables that have experienced a Realized Loss			$2,262.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.54%	385	$4,324,633.11
61-90 Days Delinquent	0.24%	32	$399,733.31
91-120 Days Delinquent	0.07%	8	$112,707.21
Over 120 Days Delinquent	0.57%	67	$974,607.05
Total Delinquent Receivables	3.42%	492	5,811,680.68

Repossession Inventory:
Repossessed in the Current Collection Period		7	$107,998.56
Total Repossessed Inventory		18	$236,990.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4518%
Prior Collection Period			0.4934%
Current Collection Period			0.4579%
Three Month Average			0.4677%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer